Offsets	Apr. 22, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Modular Medical, Inc.
Form or Filing Type	S-3
File Number	333-287313
Initial Filing Date	May 15, 2025
Fee Offset Claimed	$ 9,145.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 59,738,395.00
Termination / Withdrawal Statement	The Registrant hereby offsets the total registration fee of $20,715 due under this registration statement by $9,145, which represents the portion of the registration fee previously paid with respect to $59,738,395 of unsold securities previously registered under the Registration Statement on Form S-3 (File No. 333-287313) filed by the registrant on May 15, 2025, and declared effective on May 22, 2025, (the “2025 Shelf Registration Statement”). The offering of the unsold securities registered under the May 2025 Shelf Registration Statement has been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Modular Medical, Inc.
Form or Filing Type	S-3
File Number	333-287313
Filing Date	May 15, 2025
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Fee Paid with Fee Offset Source	$ 9,145.00